Equity investments (Details 2)	12 Months Ended				1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Apr. 30, 2010 Zhizhu Network CNY	Feb. 28, 2013 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2013 Unknown Worlds CNY	Mar. 31, 2013 Investment in a venture capital fund USD ($)	Dec. 31, 2013 Investment in a venture capital fund CNY	Dec. 31, 2012 Investment in a venture capital fund CNY	Dec. 31, 2011 Investment in a venture capital fund CNY partner	Jul. 31, 2013 Youtang CNY	Dec. 31, 2013 Youtang CNY	Dec. 31, 2013 Beijing Shouyou Daqu Technology Co., Ltd CNY	Dec. 31, 2013 Beijing Shouyou Daqu Technology Co., Ltd CNY	Dec. 31, 2013 Other Investments CNY	Dec. 31, 2013 Other Investments Minimum CNY	Dec. 31, 2013 Other Investments Maximum CNY
Equity investments
Investment made		281,331,779	200,000,000		27,000,000	5,098,956	10,803,330	5,098,956		197,982,823	200,000,000		20,000,000	20,000,000	40,000,000	40,000,000	18,250,000	1,000,000	3,000,000
Ownership Percentage Acquired					20.00%	20.00%	40.00%						20.00%		30.00%
Maximum contribution to the venture capital fund												643,500,000
Additional contribution to the venture capital fund									396,000,000
Period for contribution to the venture capital fund									12 years			9 years
Equity interest owned by the Group (as a percent)										99.00%								10.00%	30.00%
The number of general partners, who manage the venture capital fund												1
Amount contributed to the venture capital fund										398,000,000
Amount paid upon contract	42,326,647	256,232,823	200,000,000	10,803,330											20,000,000
Remaining amount to be paid in one year from the contract date		20,000,000													20,000,000	20,000,000
Period within which the remaining amount is to be paid															1 year